INVENTORIES, NET - Schedule of inventories net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Merchandise and packing materials	¥ 91,496	¥ 145,773
Less: inventory write-downs	(6,996)	(10,528)
Total inventories, net	¥ 84,500	¥ 135,245	$ 13,260